Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation - PEN (S/)
S/ in Thousands
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning		S/ 1,234,208	S/ 1,261,098
Additions	[1]	82,234	63,155
Sale of assets	[2]	(39,303)	(41,804)
Disposals		(31,392)	(23,085)
Reclassifications		(3,243)	(845)
Transfers		(143)	228
Translations adjustments		1,678	(24,539)
Cost Balance at Ending		1,244,039	1,234,208
Accumulated depreciation and impairment, Balance at Beginning		(949,743)	(957,928)
Carrying amounts, at Beginning		284,465	303,170	S/ 405,469
Carrying amounts, at Ending		307,165	284,465	303,170
Accumulated depreciation and impairment, Balance at Ending		(936,874)	(949,743)	(957,928)
Depreciation charge		(54,335)	(52,308)
Sale of assets Accumulated depreciation and impairment	[2]	34,598	34,419
Disposals		29,566	20,388
Reclassifications		3,243	845
Transfers			(2,452)
Impairment loss	[3]		(10,857)
Translations adjustments		(203)	18,150
Land [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning		9,077	9,718
Additions	[1]
Sale of assets	[2]
Disposals
Reclassifications
Transfers
Translations adjustments		33	(641)
Cost Balance at Ending		9,110	9,077
Accumulated depreciation and impairment, Balance at Beginning
Carrying amounts, at Beginning		9,077	9,718	10,606
Carrying amounts, at Ending		9,110	9,077	9,718
Accumulated depreciation and impairment, Balance at Ending
Depreciation charge
Sale of assets Accumulated depreciation and impairment	[2]
Disposals
Reclassifications
Transfers
Impairment loss	[3]
Translations adjustments
Buildings [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning		58,715	72,566
Additions	[1]	2,045	2,442
Sale of assets	[2]	(66)	(75)
Disposals		(1,206)	(5,055)
Reclassifications		1,125
Transfers			(2,875)
Translations adjustments		1,090	(8,288)
Cost Balance at Ending		61,703	58,715
Accumulated depreciation and impairment, Balance at Beginning		(40,578)	(38,393)
Carrying amounts, at Beginning		18,137	34,173	81,200
Carrying amounts, at Ending		19,360	18,137	34,173
Accumulated depreciation and impairment, Balance at Ending		(42,343)	(40,578)	(38,393)
Depreciation charge		(3,375)	(4,294)
Sale of assets Accumulated depreciation and impairment	[2]	66	75
Disposals		1,104	2,756
Reclassifications		471	(438)
Transfers			(691)
Impairment loss	[3]		(6,515)
Translations adjustments		(31)	6,922
Machinery [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning		829,202	855,049
Additions	[1]	25,994	29,465
Sale of assets	[2]	(26,848)	(32,314)
Disposals		(23,266)	(12,358)
Reclassifications		(2,696)	(845)
Transfers			(25)
Translations adjustments		(952)	(9,770)
Cost Balance at Ending		801,434	829,202
Accumulated depreciation and impairment, Balance at Beginning		(631,329)	(634,299)
Carrying amounts, at Beginning		197,873	220,750	257,237
Carrying amounts, at Ending		174,303	197,873	220,750
Accumulated depreciation and impairment, Balance at Ending		(627,131)	(631,329)	(634,299)
Depreciation charge		(44,095)	(39,837)
Sale of assets Accumulated depreciation and impairment	[2]	23,418	26,241
Disposals		22,862	12,219
Reclassifications		955	845
Transfers			(1,103)
Impairment loss	[3]		(1,916)
Translations adjustments		1,058	6,521
Vehicles [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning		207,172	219,122
Additions	[1]	56	370
Sale of assets	[2]	(6,227)	(7,179)
Disposals		(398)	(3,299)
Reclassifications		414
Transfers			1,147
Translations adjustments		1,310	(2,989)
Cost Balance at Ending		202,327	207,172
Accumulated depreciation and impairment, Balance at Beginning		(198,499)	(207,304)
Carrying amounts, at Beginning		8,673	11,818	16,724
Carrying amounts, at Ending		7,666	8,673	11,818
Accumulated depreciation and impairment, Balance at Ending		(194,661)	(198,499)	(207,304)
Depreciation charge		(1,968)	(2,417)
Sale of assets Accumulated depreciation and impairment	[2]	4,982	6,013
Disposals		353	3,268
Reclassifications		1,456
Transfers			(36)
Impairment loss	[3]
Translations adjustments		(985)	1,977
Furniture and Fixtures [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning		34,342	33,581
Additions	[1]	637	783
Sale of assets	[2]	(2,931)	(513)
Disposals		(562)	(289)
Reclassifications		(3,046)
Transfers			3,253
Translations adjustments		3	(2,473)
Cost Balance at Ending		28,443	34,342
Accumulated depreciation and impairment, Balance at Beginning		(27,967)	(26,730)
Carrying amounts, at Beginning		6,375	6,851	7,937
Carrying amounts, at Ending		5,293	6,375	6,851
Accumulated depreciation and impairment, Balance at Ending		(23,150)	(27,967)	(26,730)
Depreciation charge		(986)	(1,067)
Sale of assets Accumulated depreciation and impairment	[2]	2,925	484
Disposals		461	276
Reclassifications		2,415	217
Transfers			(1,255)
Impairment loss	[3]		(2,357)
Translations adjustments		2	2,465
Other equipment [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning		59,337	57,707
Additions	[1]	3,630	6,933
Sale of assets	[2]	(3,231)	(1,249)
Disposals		(5,909)	(2,084)
Reclassifications		5,115
Transfers			(1,188)
Translations adjustments		177	(782)
Cost Balance at Ending		59,119	59,337
Accumulated depreciation and impairment, Balance at Beginning		(51,360)	(51,192)
Carrying amounts, at Beginning		7,977	6,515	15,476
Carrying amounts, at Ending		9,598	7,977	6,515
Accumulated depreciation and impairment, Balance at Ending		(49,521)	(51,360)	(51,192)
Depreciation charge		(3,911)	(4,693)
Sale of assets Accumulated depreciation and impairment	[2]	3,207	1,222
Disposals		4,786	1,780
Reclassifications		(2,064)	221
Transfers			633
Impairment loss	[3]
Translations adjustments		(179)	669
Replacement and in-transit units [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning		11,780	11,850
Additions	[1]	23,850
Sale of assets	[2]		(474)
Disposals		(3)
Reclassifications		(3,518)
Transfers
Translations adjustments		17	404
Cost Balance at Ending		32,126	11,780
Accumulated depreciation and impairment, Balance at Beginning		(10)	(10)
Carrying amounts, at Beginning		11,770	11,840	11,946
Carrying amounts, at Ending		32,058	11,770	11,840
Accumulated depreciation and impairment, Balance at Ending		(68)	(10)	(10)
Depreciation charge
Sale of assets Accumulated depreciation and impairment	[2]		384
Disposals			89
Reclassifications		10
Transfers
Impairment loss	[3]		(69)
Translations adjustments		(68)	(404)
Work in progress [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning		24,583	1,505
Additions	[1]	26,022	23,162
Sale of assets	[2]
Disposals		(48)
Reclassifications		(637)
Transfers		(143)	(84)
Translations adjustments
Cost Balance at Ending		49,777	24,583
Accumulated depreciation and impairment, Balance at Beginning
Carrying amounts, at Beginning		24,583	1,505	4,343
Carrying amounts, at Ending		49,777	24,583	1,505
Accumulated depreciation and impairment, Balance at Ending
Depreciation charge
Sale of assets Accumulated depreciation and impairment	[2]
Disposals
Reclassifications
Transfers
Impairment loss	[3]
Translations adjustments
Cost [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning				1,205,860
Additions	[1]			38,191
Sale of assets	[2]			(132,564)
Disposals				(23,054)
Subsidiary deconsolidation				(90,124)
Reclassifications				330,269
Transfers				(55,216)
Translations adjustments				(12,264)
Cost Balance at Ending				1,261,098
Cost [Member] | Land [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning				10,879
Additions	[1]			85
Sale of assets	[2]
Disposals
Subsidiary deconsolidation
Reclassifications				9,925
Transfers				(10,692)
Translations adjustments				(479)
Cost Balance at Ending				9,718
Cost [Member] | Buildings [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning				133,101
Additions	[1]			131
Sale of assets	[2]			(714)
Disposals				(2,638)
Subsidiary deconsolidation				(18,926)
Reclassifications				6,317
Transfers				(44,149)
Translations adjustments				(556)
Cost Balance at Ending				72,566
Cost [Member] | Machinery [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning				755,838
Additions	[1]			15,786
Sale of assets	[2]			(126,417)
Disposals				(15,632)
Subsidiary deconsolidation
Reclassifications				235,219
Transfers				(219)
Translations adjustments				(9,526)
Cost Balance at Ending				855,049
Cost [Member] | Vehicles [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning				64,683
Additions	[1]			519
Sale of assets	[2]			(2,775)
Disposals				(925)
Subsidiary deconsolidation				(712)
Reclassifications				159,546
Transfers				62
Translations adjustments				(1,276)
Cost Balance at Ending				219,122
Cost [Member] | Furniture and Fixtures [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning				52,810
Additions	[1]			661
Sale of assets	[2]			(392)
Disposals				(1,078)
Subsidiary deconsolidation				(2,556)
Reclassifications				(15,801)
Transfers
Translations adjustments				(63)
Cost Balance at Ending				33,581
Cost [Member] | Other equipment [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning				156,111
Additions	[1]			5,175
Sale of assets	[2]			(2,266)
Disposals				(2,781)
Subsidiary deconsolidation				(67,930)
Reclassifications				(30,238)
Transfers
Translations adjustments				(364)
Cost Balance at Ending				57,707
Cost [Member] | Replacement and in-transit units [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning				11,957
Additions	[1]			2,572
Sale of assets	[2]
Disposals
Subsidiary deconsolidation
Reclassifications				(2,679)
Transfers
Translations adjustments
Cost Balance at Ending				11,850
Cost [Member] | Work in progress [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Cost Balance at Beginning				20,481
Additions	[1]			13,262
Sale of assets	[2]
Disposals
Subsidiary deconsolidation
Reclassifications				(32,020)
Transfers				(218)
Translations adjustments
Cost Balance at Ending				1,505
Accumulated depreciation and impairment [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Accumulated depreciation and impairment, Balance at Beginning			(957,928)	(800,391)
Accumulated depreciation and impairment, Balance at Ending				(957,928)
Depreciation charge				(70,780)
Sale of assets Accumulated depreciation and impairment	[2]			126,880
Disposals				21,537
Subsidiary deconsolidation				82,189
Reclassifications				(330,269)
Transfers				13,982
Impairment loss	[3]			(8,088)
Translations adjustments				7,012
Accumulated depreciation and impairment [Member] | Land [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Accumulated depreciation and impairment, Balance at Beginning				(273)
Accumulated depreciation and impairment, Balance at Ending
Depreciation charge
Sale of assets Accumulated depreciation and impairment	[2]
Disposals
Subsidiary deconsolidation
Reclassifications				273
Transfers
Impairment loss	[3]
Translations adjustments
Accumulated depreciation and impairment [Member] | Buildings [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Accumulated depreciation and impairment, Balance at Beginning			(38,393)	(51,901)
Accumulated depreciation and impairment, Balance at Ending				(38,393)
Depreciation charge				(5,455)
Sale of assets Accumulated depreciation and impairment	[2]			704
Disposals				1,991
Subsidiary deconsolidation				15,508
Reclassifications				(12,832)
Transfers				13,691
Impairment loss	[3]
Translations adjustments				(99)
Accumulated depreciation and impairment [Member] | Machinery [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Accumulated depreciation and impairment, Balance at Beginning			(634,299)	(498,601)
Accumulated depreciation and impairment, Balance at Ending				(634,299)
Depreciation charge				(49,753)
Sale of assets Accumulated depreciation and impairment	[2]			122,056
Disposals				15,022
Subsidiary deconsolidation
Reclassifications				(221,775)
Transfers				339
Impairment loss	[3]			(8,055)
Translations adjustments				6,468
Accumulated depreciation and impairment [Member] | Vehicles [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Accumulated depreciation and impairment, Balance at Beginning			(207,304)	(47,959)
Accumulated depreciation and impairment, Balance at Ending				(207,304)
Depreciation charge				(4,561)
Sale of assets Accumulated depreciation and impairment	[2]			1,632
Disposals				814
Subsidiary deconsolidation				698
Reclassifications				(158,628)
Transfers				(48)
Impairment loss	[3]
Translations adjustments				748
Accumulated depreciation and impairment [Member] | Furniture and Fixtures [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Accumulated depreciation and impairment, Balance at Beginning			(26,730)	(44,873)
Accumulated depreciation and impairment, Balance at Ending				(26,730)
Depreciation charge				(1,335)
Sale of assets Accumulated depreciation and impairment	[2]			361
Disposals				951
Subsidiary deconsolidation				2,357
Reclassifications				15,799
Transfers
Impairment loss	[3]
Translations adjustments				10
Accumulated depreciation and impairment [Member] | Other equipment [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Accumulated depreciation and impairment, Balance at Beginning			(51,192)	(140,635)
Accumulated depreciation and impairment, Balance at Ending				(51,192)
Depreciation charge				(9,676)
Sale of assets Accumulated depreciation and impairment	[2]			2,127
Disposals				2,759
Subsidiary deconsolidation				63,626
Reclassifications				30,722
Transfers
Impairment loss	[3]
Translations adjustments				(115)
Accumulated depreciation and impairment [Member] | Replacement and in-transit units [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Accumulated depreciation and impairment, Balance at Beginning			(10)	(11)
Accumulated depreciation and impairment, Balance at Ending				(10)
Depreciation charge
Sale of assets Accumulated depreciation and impairment	[2]
Disposals
Subsidiary deconsolidation
Reclassifications				34
Transfers
Impairment loss	[3]			(33)
Translations adjustments
Accumulated depreciation and impairment [Member] | Work in progress [Member]
Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation [Line Items]
Accumulated depreciation and impairment, Balance at Beginning				(16,138)
Accumulated depreciation and impairment, Balance at Ending
Depreciation charge
Sale of assets Accumulated depreciation and impairment	[2]
Disposals
Subsidiary deconsolidation
Reclassifications				16,138
Transfers
Impairment loss	[3]
Translations adjustments

[1]	As of December 31, 2023, additions to property, plant and equipment correspond mainly to the energy segment, for machinery, replacement units, works in progress, other equipment, and furniture and fixtures for a total of S/ 66 million. Likewise, additions in the engineering and construction segment, for other equipment, machinery, furniture and fixtures, vehicles and buildings for S/ 14.5 million; and additions in the infrastructure and real estate segment for S/ 1.8 million (As of December 31, 2022, additions to property, plant, and equipment correspond mainly to additions to equipment and work in progress related to well operations for S/ 49.9 million, in the Energy sector; additions to various machinery and equipment for S/ 8 million, in the Engineer and Construction sector; and additions to various equipment and machinery for S/ 3.4 million, in the real estate segment).
[2]	During 2023, asset sales were recorded, with disposal costs mainly in machinery and vehicles for S/ 4.7 million in the Engineering and Construction segment (in 2022, S/ 6.6 million, in the Engineering and Construction segment and sales in machinery and vehicles for S/ 0.6 million, in the Infrastructure segment).
[3]	In 2022, it corresponds mainly to assets of projects belonging to the Engineering and Construction segment, which came to an end and were recognized as impairment; these comprise improvements and installations for S/ 6.5 million, furniture and fixtures for S/ 2.4 million and machinery for S/ 1.9 million. This was recorded in the consolidated statement of income under “Other income and expenses” and “Cost of Sales and Services”.